ALPS/GS Momentum Builder Asia ex-Japan Equities and U.S. Treasuries Index ETF
SUMMARY SECTION ALPS/GS MOMENTUM BUILDERTM ASIA EX-JAPAN EQUITIES AND U.S. TREASURIES INDEX ETF (the “Fund”)
Investment Objective
The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of the GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ALPS/GS Momentum Builder Asia ex-Japan Equities and U.S. Treasuries Index ETF
Management Fee		0.68%
Other Expenses	[1]	none
Acquired Fund Fees and Expenses	[1]	0.54%
Total Annual Fund Operating Expenses		1.22%
[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.

Example
The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years
ALPS/GS Momentum Builder Asia ex-Japan Equities and U.S. Treasuries Index ETF	124	387

Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may affect the Fund’s performance.
Principal Investment Strategies
The Fund is an index-based exchange traded fund (“ETF”) that seeks investment results that correspond generally, before fees and expenses, to the performance of the Index. The Fund is a fund of funds as it principally invests its assets in the ETFs included in the Index (“Underlying ETFs”), instead of individual securities. The Underlying ETFs are also passively managed and seek investment results that correspond to their own indexes. The Underlying ETFs invest primarily in securities of equity markets in Asia (excluding Japan) and U.S. Treasury securities. The Fund will invest at least 80% of its total assets in securities of the Underlying ETFs that comprise the Index. In addition, under normal circumstances, the Fund will invest at least 80% of its total assets in Underlying ETFs which invest in securities of equity markets in Asia (excluding Japan) and U.S. Treasury securities. The Fund is required to provide 60 days’ notice to its shareholders prior to a change in either 80% investment policy.

The Index is comprised of shares of ETFs whose underlying indexes track the equity markets of the following countries in Asia: India, China, Thailand, Taiwan, Hong Kong, Indonesia, Singapore, Malaysia, South Korea and Australia (“Asia ex-Japan markets”), as well as shares of ETFs whose underlying indexes track U.S. Treasury securities. Using a methodology (the “Methodology”) developed by Goldman, Sachs & Co. (the “Index Provider”), the Index seeks to provide exposure to price momentum of these equity markets and U.S. Treasury securities by reflecting the combination of Underlying ETF weightings that would have provided the highest six-month historical return, subject to the constraints on maximum and minimum weights and volatility controls described below. The Index is rebalanced monthly, but may also be rebalanced as frequently as daily if the daily volatility control is triggered.

Two levels of volatility control are applied to the Index. The monthly volatility control is performed on each monthly rebalancing date so that the Index is rebalanced in a manner which sets a maximum limit on the annualized historic six-month “realized” volatility (as defined below) of any selected combination of ETF weights(such limit being a “Volatility Target”). The daily volatility control rebalances a portion or all of the current Index components into ETFs, which invest in short-term U.S. Treasury securities, in order to reduce volatility when the annualized historic three-month volatility of the current Index components exceeds a predetermined level (such level being the “Daily Volatility Control Level”). The Fund will rebalance its portfolio in accordance with any such Index rebalances. Accordingly, the Fund may invest up to 100% of its assets in such U.S. Treasury ETFs from time to time. Following any rebalance resulting from the Index components’ volatility exceeding the Daily Volatility Control Level, the Index is rebalanced into its prior composition when the annualized historic three-month volatility of such composition declines below the Daily Volatility Control Level.

The applicable Volatility Target and Volatility Control Level for the Index are listed in the table below.

Index	Volatility Target	Daily Volatility Control Level
GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index	20%	22%

Realized volatility is an historical calculation of the degree of movement based on prices or values of an asset observed periodically in the market over a specific period. The realized volatility of an asset is characterized by the frequency of the observations of the asset price used in the calculation and the period over which observations are made. The Methodology utilizes six-month realized volatility, which is calculated by Structured Solutions AG (the "Calculation Agent") from daily closing prices of the shares of the Underlying ETFs over the applicable period and then annualized.

Set forth below are the ranges for which each Index constituent may be represented in the Index (and thus the Fund):

Underlying ETF	Minimum Weight	Maximum Weight
iShares Barclays 7-10 Year Treasury Bond Fund	0%	50%
iShares Barclays 20+ Year Treasury Bond Fund	0%	50%
WisdomTree India Earnings Fund	0%	30%
iShares FTSE China 25 Index Fund	0%	30%
iShares MSCI Thailand Investable Market Index Fund	0%	30%
iShares MSCI Taiwan Index Fund	0%	30%
iShares MSCI Hong Kong Index Fund	0%	30%
Market Vectors® Indonesia Index ETF	0%	30%
iShares MSCI Singapore Index Fund	0%	30%
iShares MSCI Malaysia Index Fund	0%	30%
iShares MSCI South Korea Index Fund	0%	30%
iShares MSCI Australia Index Fund	0%	30%
Deleverage Position*	0%	100%

*The Deleverage Position means a hypothetical investment in a total return index comprised of 50% SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL) and 50% iShares Barclays Short Treasury Bond Fund (SHV), rebalanced on each monthly rebalancing date.

The Adviser, using a replication strategy, generally invests in all of the Underlying ETFs comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those Underlying ETFs in those weightings. In those circumstances, the Fund may purchase a sample of the Underlying ETFs in the Index. There may also be instances in which the Adviser may choose to overweight another Underlying ETF in the Index, purchase securities or ETFs not in the Index which the Adviser believes are appropriate to substitute for certain Underlying ETFs in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell Underlying ETFs that are represented in the Index in anticipation of their removal from the Index or purchase Underlying ETFs not represented in the Index in anticipation of their addition to the Index.

The Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance, before fees and expenses, and the performance of the Underlying Index. A figure of 1.00 would represent perfect correlation.

The Index is sponsored by the Index Provider and calculated by the Calculation Agent. Neither the Index Provider nor the Calculation Agent is affiliated with the Fund or Adviser. The Methodology provides that a committee established by the Index Provider may exercise limited discretion with respect to the Index as contemplated by the Methodology. Information about the Index, including the components and weightings of the components of the Index as well as the value of the Index and a copy of the Methodology, are available at www.structuredsolutions.de. The foregoing website address, and other website addresses included herein, are inactive textual references and such websites cannot be accessed by clicking on any of the website addresses herein. Information in such websites is not part of this Prospectus. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Industry Concentration Policy. The Underlying ETFs will concentrate their investments (i.e., hold 25% or more of their total assets) in a particular industry or group of industries to approximately the same extent that their respective indexes are concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry. As a result, the Fund may also be concentrated to the extent the Underlying ETFs and the underlying indexes are so concentrated.
Principal Investment Risks
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Costs of Investing in Underlying ETFs. When the Fund invests in Underlying ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the Underlying ETFs’ expenses (including operating costs and management fees). Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the Underlying ETF.

Investing in Underlying ETFs. The assets of the Fund are invested primarily in shares of the Underlying ETFs, and the investment performance of the Fund is directly related to the investment performance of the Underlying ETFs in which it invests. The Fund is therefore also exposed to the risks arising from the Underlying ETFs’ investments.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of Underlying ETFs. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent Underlying ETFs of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.

Non-Correlation Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s Underlying ETF holdings to reflect changes in the composition of the Index. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies.

Volatility Control Risk: The Index’s daily and monthly volatility controls are based on historical data and may not accurately predict future volatility. By seeking to track the Index when the daily or monthly volatility controls are triggered, the Fund may underperform in comparison to the general securities markets and/or other asset classes.

Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in the securities of companies in a particular market (including the market of a particular country or geographic region), industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Methodology Risk. At each monthly rebalancing date, the weight of the Underlying ETFs is determined by the Methodology. There can be no assurance that the dates on which rebalancing occurs or the six month historical return window period used by the Methodology will optimize the weighting of the Underlying ETFs. Further, the constraints on the maximum and minimum weighting and volatility control targets in the Methodology may lead to periods when the Index, and therefore the Fund, underperform the general securities markets and/or other asset classes, potentially by a significant margin.

Momentum Style Risk. The Index is intended to provide exposure to price momentum of certain equity and U.S. fixed income markets, and as a result the Index, and therefore the Fund, may be more volatile than a more broadly based conventional index. In addition, there may be periods when the momentum style is out of favor and at such times the performance of the Index, and therefore the Fund may be lower than that of more broadly based conventional indexes, potentially by a significant margin.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s share price and/or net asset value to experience significant increases or decreases in value over short periods of time.
The Fund may engage in active and frequent trading of its portfolio securities in connection with the monthly rebalancing of the Index, and therefore the Fund’s investments. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible.

Generally, it is expected that the risks of the Fund are proportional to the holdings of the Underlying ETFs. The following are the principal risks associated with investing in the Underlying ETFs which are also principal risks of investing in the Fund as a result of its investment in the Underlying ETFs:
Passive Strategy/Index. The Underlying ETFs are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Underlying ETFs may hold constituent securities of their Indexes regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Underlying ETF’s return to be lower or higher than if the Underlying ETF employed an active strategy.

Non-Correlation Risk. An Underlying ETF’s return may not match the return of its underlying index for a number of reasons. For example, an Underlying ETF incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Underlying ETF’s holdings to reflect changes in the composition of its underlying index. In addition, the performance of the Underlying ETF may vary from that of its underlying index as a result of legal restrictions, cash flows or operational inefficiencies.

Asset Class Risk. Securities held by the Underlying ETFs may underperform in comparison to the general securities markets and/or other asset classes.

Equity Securities. The value of equity securities owned by the Underlying ETFs will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and mid capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

Foreign Investment Risk. An Underlying ETF’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers of U.S. securities, and, therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Underlying ETF’s ability to invest in foreign securities or may prevent the Underlying ETF from repatriating its investments.

Emerging Market Securities Risk. An Underlying ETF’s investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Emerging markets usually are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Indonesia Investment Risk. The Fund may invest a significant portion of its assets in an Underlying ETF that invests substantially all of its assets in securities of Indonesian companies. Such investment subjects the Fund to legal, regulatory, political, currency, security and economic risk specific to Indonesia. Among other things, the Indonesian economy is heavily dependent on trading relationships with certain key trading partners, including China, Japan, Singapore and the United States. A slow down in demand for Indonesian exports may negatively affect Indonesia’s economy and as a result, the issuers to which the Underlying ETF has exposure. In the past, Indonesia has experienced incidents involving acts of terrorism, predominantly targeted at foreigners. Such acts of terrorism have had a negative impact on tourism, an important sector of the Indonesian economy.

Malaysia Investment Risk. The Fund may invest a significant portion of its assets in an Underlying ETF that invests substantially all of its assets in securities of Malaysian issuers. Such investment subjects the Fund to legal, regulatory, political, currency and economic risks specific to Malaysia. The Malaysian economy, among other things, is dependent upon external trade with other economies, specifically the United States, China, Japan and Singapore. As a result, Malaysia is dependent on the economies of these other countries and any change in the price or demand for Malaysian exports may have an adverse impact on the Malaysian economy. In addition, the Malaysian economy is heavily focused on the export of electronic goods. As a result, Malaysia’s reliance on the electronics sector makes it vulnerable to economic downturns in, among other sectors, the technology sector. In addition, volatility in the exchange rate of the Malaysian currency and general economic deterioration in the past has led to the imposition and then reversal of stringent capital controls, a prohibition on repatriation of capital and an indefinite prohibition on free transfers of securities. A levy was placed on profits repatriated by foreign entities (such as an Underlying ETF), which resulted in trading prices which materially differed from the NAV of applicable Underlying ETFs on many days. There can be no assurance that a similar levy will not be reinstated by Malaysian authorities in the future, with similar results. Malaysian capital controls have been changed in significant ways since they were adopted and without prior warning. There can be no assurance that Malaysian capital controls will not be changed in the future in ways that adversely affect an Underlying ETF and its shareholders, including the Fund.

Australasian Investment Risk. The economies of Australasia, which include Australia and New Zealand, are dependent on exports from the agricultural and mining sectors. This makes Australasian economies susceptible to fluctuations in the commodity markets. Australasian economies are also increasingly dependent on their growing service industries. Because the economies of Australasia are dependent on the economies of Asia, Europe and the United States as key trading partners and investors, reduction in spending by any of these trading partners on Australasian products and services, or negative changes in any of these economies, may cause an adverse impact on some or all of the Australasian economies.

South Korea Investment Risk. The Fund may invest a significant portion of its assets in an Underlying ETF that invests substantially all of its assets in securities of South Korean issuers. Such investment subjects the Fund to legal, regulatory, political, currency, security and economic risk specific to South Korea. Among other things, substantial political tensions exist between North Korea and South Korea and these political tensions have recently escalated. Either the threat of an outbreak of hostilities or the outright outbreak of hostilities between the two nations would likely adversely impact the South Korean economy. In addition, due mainly to a rapidly aging population and structural problems, South Korea’s economic growth potential has recently been on a decline.

China Investment Risk. The Fund may invest a significant portion of its assets in an Underlying ETF that invests substantially all of its assets in securities of Chinese companies. Such investment subjects the Fund to a considerable degree of economic, political and social instability risk. Among other things, disparities of wealth and the pace of economic liberalization may lead to social turmoil, violence and labor unrest. A greater risk of social unrest and conflicts with other countries may lead to currency fluctuations, currency convertibility restrictions, interest rate fluctuations and higher rates of inflation. In addition, sudden and significant investment losses could arise from unanticipated political or social developments. The risk of loss due to expropriation, nationalization, or confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested is greater than in many developed markets due to the extensive involvement of the Chinese government in economic regulation and intervention.

India Investment Risk. The Fund may invest a significant portion of its assets in an Underlying ETF that invests substantially all of its assets in securities of Indian companies. Such investment subjects the Fund to a considerable degree of economic, political and social instability risk. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, which, in the future, could have a significant effect on the Indian economy. There are no guarantees the gains in the Indian economy will continue. There can be no assurance that the Indian government will continue to implement economic structural reforms, liberalize India’s exchange and trade policies, reduce the fiscal deficit, control inflation, promote sound monetary policy or continue to place greater reliance on market mechanisms to direct economic activity. Religious and border disputes persist in India, and the country has experienced civil unrest and hostilities with neighboring countries such as Pakistan. Investment and repatriation restrictions in India may impact the ability of the Underlying ETF to track its Index.

Thailand Investment Risk. The Fund may invest a significant portion of its assets in an Underlying ETF that invests substantially all of its assets in securities of Thai companies. Thailand’s economy is export-dependent and relies heavily on trading relationships with certain key trading partners, including the United States, China, Japan and other Asian countries. The recent reduction of domestic and international demand for both goods and services weakened Thailand’s economic growth. Thailand’s economy remains at risk from future changes in the price or the demand for Thailand’s exported products by the United States, China, Japan or other Asian countries, or changes in these countries’ economies, trade regulations or currency exchange rates.

Taiwan Investment Risk. The Fund may invest a significant portion of its assets in an Underlying ETF that invests substantially all of its assets in securities of Taiwanese companies. Such investment subjects the Fund to a considerable degree of economic, political and social instability risk. Among other things, Taiwan’s geographic proximity and history of political contention with China have created a tension between these two countries that may materially affect the Taiwanese economy and its securities market. Taiwan remains vulnerable to fluctuations in the world economy due to it being largely export-oriented and dependent upon an open world trade regime.

Hong Kong Investment Risk. The Fund may invest a significant portion of its assets in an Underlying ETF that invests substantially all of its assets in securities of Hong Kong companies. China is Hong Kong’s largest trading partner, both in terms of exports and imports, which subjects Hong Kong’s economy to the risk of any adverse impact caused by changes in the Chinese economy, trade regulations or currency exchange rates. Although China is obligated to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Any attempt by China to tighten its control over Hong Kong’s political, economic or social policies may result in an adverse effect on Hong Kong’s economy.

Singapore Investment Risk. The Fund may invest a significant portion of its assets in an Underlying ETF that invests substantially all of its assets in securities of companies in Singapore. Such investment subjects the Fund to a considerable degree of economic, political and social instability risk. Among other things, political and economic developments of its neighbors may have an adverse effect on Singapore’s economy. Singapore’s economy is closely aligned with the economies of its trading partners, because its economy is primarily export driven. Fluctuations in the world economy could have a negative impact on Singapore’s economy.

Currency Risk. Underlying ETFs’ investments in non-U.S. securities that trade in, and whose issuers receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of an Underlying ETF.

Depositary Receipts. Underlying ETFs may invest in depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, and are subject to the risks associated with the underlying international securities.

Market Volatility. Underlying ETFs may invest in volatile financial markets and this can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

Fixed Income Securities. Fixed-income securities, including U.S. Treasury securities, that an Underlying ETF holds are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.

Asset Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.

Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.

Concentration. To the extent that the Underlying ETF’s or the Index’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Underlying ETF may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Non-Diversification Risk. To the extent an Underlying ETF invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Underlying ETF’s performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Fund Performance
As of the date of this Prospectus, the Fund has not yet commenced investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Underlying Index and a benchmark index selected for the Fund.